Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 21,524,648	$ 18,945,817
Accounts receivable	249,828	162,141
Gaming accounts receivable	1,240,595	1,455,710
Prepaid expenses	313,164	327,190
Related party receivable	1,457	1,519
Other current assets	272,814	301,289
Total Current Assets	23,602,506	21,193,666
Non - Current Assets
Restricted cash	1,398,750	1,098,952
Property, plant and equipment	503,908	489,591
Right of use assets	599,252	687,568
Intangible assets	10,081,185	10,257,582
Goodwill	1,662,976	1,663,120
Marketable securities	662,500	467,500
Total Non - Current Assets	14,908,571	14,664,313
Total Assets	38,511,077	35,857,979
Current Liabilities
Bank overdraft	4,769	3,902
Line of credit - bank		500,000
Accounts payable and accrued liabilities	4,859,430	7,961,146
Gaming accounts payable	3,542,732	3,084,768
Taxes payable	1,306,447	946,858
Advances from stockholders	558	565
Deferred purchase consideration, net of discount of $0 and $7,761		17,673
Deferred purchase consideration, Related Party, net of discount of $0 and $5,174		376,954
Debentures		34,547
Operating lease liability	172,734	238,899
Financial lease liability	6,764	10,511
Bank loan payable – current portion	142,083	138,212
Total Current Liabilities	10,035,517	13,314,035
Non-Current Liabilities
Deferred tax liability	1,199,153	1,222,513
Operating lease liability	400,027	416,861
Financial lease liability	16,568	17,265
Bank loan payable		66,885
Other long-term liabilities	641,276	664,067
Total Non – Current Liabilities	2,257,024	2,387,591
Total Liabilities	12,292,541	15,701,626
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued
Common stock, $0.0001 par value, 80,000,000 shares authorized; 22,011,109 and 20,029,834 shares issued and outstanding as of March 31, 2021 and December 31, 2020	2,201	2,003
Additional paid-in capital	60,080,571	53,064,919
Accumulated other comprehensive income	(76,140)	267,948
Accumulated deficit	(33,788,096)	(33,178,517)
Total Stockholders' Equity	26,218,536	20,156,353
Total Liabilities and Stockholders’ Equity	$ 38,511,077	$ 35,857,979